Investment Objectives and Goals	Dec. 31, 2025
Appreciation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth consistent with the preservation of capital.
Objective, Secondary [Text Block]	Its secondary goal is current income.
Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Small Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth.